Supplementary Cash Flow Information (Details) - Schedule of Change in Non-Cash Operating Working Capital - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Change in Non Cash Operating Working Capital [Abstract]
Receivables	$ 94,806	$ (215,425)
Deposits and prepayments	99,836	(306,662)
Accounts payable and accrued liabilities	(594,351)	(256,447)
Due to a related party	(4,008)	(307,610)
Total changes in non-cash operating working capital	$ (403,717)	$ (1,086,144)